Submission	Oct. 21, 2026
Submission [Line Items]
Central Index Key	0001918642
Registrant Name	StepStone Private Venture & Growth Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES